UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075
                                                     ---------

                             UBS Sequoia Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             UNITED STATES OF AMERICA
             INVESTMENTS IN SECURITIES (98.82%)
             COMMON STOCK (98.82%)
             APPLICATIONS SOFTWARE (3.11%)
   131,600   Moldflow Corp. *                                                          $    2,108,890
    78,900   MRO Software, Inc. *                                                           1,328,676
                                                                                       --------------
                                                                                            3,437,566
                                                                                       --------------
             BATTERIES/BATTERY SYSTEM (1.26%)
    91,900   EnerSys *                                                                      1,394,123
                                                                                       --------------
             BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.00%)
    49,300   Builders FirstSource, Inc. *                                                   1,100,869
                                                                                       --------------
             CIRCUIT BOARDS (3.02%)
    49,300   Merix Corp. *                                                                    276,080
   164,500   SBS Technologies, Inc. *                                                       1,584,135
   205,500   TTM Technologies, Inc. *                                                       1,469,325
                                                                                       --------------
                                                                                            3,329,540
                                                                                       --------------
             COMMERCIAL SERVICES - FINANCE (0.35%)
    16,100   Jackson Hewitt Tax Service, Inc.                                                 384,951
                                                                                       --------------
             COMPUTER SERVICES (0.44%)
    43,100   Pomeroy IT Solutions, Inc. *                                                     489,616
                                                                                       --------------
             CONSUMER PRODUCTS - MISCELLANEOUS (1.04%)
    66,200   Prestige Brands Holdings, Inc. *                                                 815,584
    16,400   Water Pik Technologies, Inc. *                                                   332,920
                                                                                       --------------
                                                                                            1,148,504
                                                                                       --------------
             COSMETICS & TOILETRIES (0.27%)
    33,100   CCA Industries, Inc.                                                             297,900
                                                                                       --------------
             DATA PROCESSING/MANAGEMENT (0.32%)
   131,600   Indus International, Inc. *                                                      351,372
                                                                                       --------------
             DISTRIBUTION/WHOLESALE (6.85%)
   197,500   Bell Microproducts, Inc. *                                                     1,980,925
   149,100   Huttig Building Products, Inc. *                                               1,349,355
   115,100   Tech Data Corp. *, (a)                                                         4,225,321
                                                                                       --------------
                                                                                            7,555,601
                                                                                       --------------
             DIVERSIFIED MANUFACTURING OPERATIONS (0.51%)
    17,300   Crane Co.                                                                        514,502
     3,200   Deswell Industries, Inc. - (China) *                                              47,008
                                                                                       --------------
                                                                                              561,510
                                                                                       --------------
             DRUG DELIVERY SYSTEMS (0.20%)
    15,800   Matrixx Initiatives, Inc. *                                                      224,676
                                                                                       --------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ELECTRONIC COMPONENTS - MISCELLANEOUS (7.78%)
   164,500   Benchmark Electronics, Inc. *, (a)                                        $    4,954,740
   131,600   CTS Corp.                                                                      1,592,360
    65,800   Jabil Circuit, Inc. *                                                          2,034,536
                                                                                       --------------
                                                                                            8,581,636
                                                                                       --------------
             ENTERPRISE SOFTWARE/SERVICES (3.84%)
   118,100   Epicor Software Corp. *                                                        1,535,300
   160,200   SYNNEX Corp. *                                                                 2,697,768
                                                                                       --------------
                                                                                            4,233,068
                                                                                       --------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (2.53%)
    48,300   J & J Snack Foods Corp.                                                        2,791,740
                                                                                       --------------
             HEALTHCARE SAFETY DEVICE (0.57%)
    58,428   Cardiac Science Corp. *                                                          626,348
                                                                                       --------------
             HOME FURNISHINGS (1.33%)
    88,100   Hooker Furniture Corp.                                                         1,464,222
                                                                                       --------------
             INTERNET APPLICATIONS SOFTWARE (0.01%)
     1,300   Motive, Inc. *                                                                     8,242
                                                                                       --------------
             INTERNET SECURITY (3.04%)
   148,000   Symantec Corp. *                                                               3,353,680
                                                                                       --------------
             MACHINERY - GENERAL INDUSTRY (0.71%)
    21,300   Albany International Corp. - Class A                                             785,331
                                                                                       --------------
             MEDICAL - BIOMEDICAL/GENETICS (0.33%)
    16,400   Serologicals Corp.                                                               369,984
                                                                                       --------------
             MEDICAL - DRUGS (1.73%)
    64,400   First Horizon Pharmaceutical Corp. *                                           1,279,628
    19,300   Medicis Pharmaceutical  - Cl A                                                   628,408
                                                                                       --------------
                                                                                            1,908,036
                                                                                       --------------
             MEDICAL INSTRUMENTS (5.06%)
   131,600   Conmed Corp. *                                                                 3,669,008
    66,000   DJ Orthopedics, Inc. *                                                         1,910,040
                                                                                       --------------
                                                                                            5,579,048
                                                                                       --------------
             MEDICAL LABS & TESTING SERVICES (1.87%)
   119,300   Bio-Reference Laboratories, Inc. *                                             2,062,697
                                                                                       --------------
             MEDICAL PRODUCTS (6.50%)
   164,400   Orthofix International NV *, (a)                                               7,167,840
                                                                                       --------------
             NETWORKING PRODUCTS (1.76%)
   225,300   Adaptec, Inc. *, (a)                                                             862,899

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             NETWORKING PRODUCTS (CONTINUED)
    29,600   SafeNet, Inc. *                                                           $    1,074,776
                                                                                       --------------
                                                                                            1,937,675
                                                                                       --------------
             OFFICE AUTOMATION & EQUIPMENT (3.04%)
    98,700   Global Imaging Systems, Inc. *                                                 3,360,735
                                                                                       --------------
             POWER CONVERSION/SUPPLY EQUIPMENT (0.39%)
   121,700   Cherokee International Corp. *                                                   425,950
                                                                                       --------------
             PUBLISHING - BOOKS (1.99%)
   117,100   Thomas Nelson, Inc.                                                            2,196,796
                                                                                       --------------
             RESPIRATORY PRODUCTS (6.28%)
   164,400   Respironics, Inc. *, (a)                                                       6,934,392
                                                                                       --------------
             RETAIL - APPAREL/SHOE (10.02%)
    98,700   Christopher & Banks Corp.                                                      1,368,969
   271,350   Stage Stores, Inc. *, (a)                                                      7,291,175
     9,100   The Children's Place Retail Stores, Inc. *                                       323,869
   142,000   The Finish Line, Inc.                                                          2,071,780
                                                                                       --------------
                                                                                           11,055,793
                                                                                       --------------
             RETAIL - DISCOUNT (3.47%)
   148,000   Tuesday Morning Corp.                                                          3,828,760
                                                                                       --------------
             RETAIL - FABRIC STORE (1.03%)
    65,800   Jo-Ann Stores, Inc. *, (a)                                                     1,138,340
                                                                                       --------------
             RETAIL - MUSIC STORE (1.65%)
   230,200   Trans World Entertainment *                                                    1,816,278
                                                                                       --------------
             RETAIL - REGIONAL DEPARTMENT STORES (2.42%)
   137,700   The Bon-Ton Stores, Inc. (a)                                                   2,674,134
                                                                                       --------------
             RETAIL - SPORTING GOODS (1.95%)
    82,900   Big 5 Sporting Goods Corp.                                                     1,977,994
     2,250   Sport Chalet, Inc. *                                                              30,015
    15,750   Sport Chalet, Inc. Class A *                                                     141,750
                                                                                       --------------
                                                                                            2,149,759
                                                                                       --------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.78%)
    97,300   Pericom Semiconductor Corp. *                                                    859,159
                                                                                       --------------
             TELECOMMUNICATIONS EQUIPMENT (4.40%)
    94,100   Comtech Telecommunications Corp. *                                             3,902,327
   123,300   Symmetricom, Inc. *                                                              954,342
                                                                                       --------------
                                                                                            4,856,669
                                                                                       --------------
             VITAMINS & NUTRITION PRODUCTS (2.13%)
    73,100   Natures Sunshine Products, Inc.                                                1,698,844

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             VITAMINS & NUTRITION PRODUCTS (CONTINUED)
    46,100   Nutraceutical International Corp. *                                       $      655,542
                                                                                       --------------
                                                                                            2,354,386
                                                                                       --------------
             WIRELESS EQUIPMENT (3.84%)
   263,100   Powerwave Technologies, Inc. *                                                 3,417,669
    32,200   ViaSat, Inc. *                                                                   825,930
                                                                                       --------------
                                                                                            4,243,599
                                                                                       --------------
             TOTAL COMMON STOCK (Cost $98,555,927)                                        109,040,525
                                                                                       --------------
             INVESTMENTS IN SECURITIES (Cost $98,555,927)                                 109,040,525
                                                                                       --------------

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             SECURITIES SOLD, NOT YET PURCHASED ((19.95)%)
             COMMON STOCK SOLD, NOT YET PURCHASED ((19.95)%)
             AIRLINES ((0.10)%)
    (6,400)  JetBlue Airways Corp. *                                                         (112,640)
                                                                                       --------------
             ALTERNATIVE WASTE TECH ((0.17)%)
   (23,700)  Calgon Carbon Corp. *                                                           (187,230)
                                                                                       --------------
             APPAREL MANUFACTURERS ((1.24)%)
    (9,700)  Carter's, Inc. *                                                                (550,960)
    (9,700)  Columbia Sportswear Company *                                                   (450,080)
   (13,200)  Guess?, Inc. *                                                                  (282,876)
    (3,200)  Volcom, Inc. *                                                                   (89,632)
                                                                                       --------------
                                                                                           (1,373,548)
                                                                                       --------------
             BUILDING - MOBILE HOME / MANUFACTURED HOUSE ((0.41)%)
   (36,500)  Fleetwood Enterprises, Inc. *                                                   (448,950)
                                                                                       --------------
             CELLULAR TELECOMMUNICATIONS ((0.15)%)
    (9,700)  Alamosa Holdings, Inc. *                                                        (165,967)
                                                                                       --------------
             COFFEE ((0.16)%)
    (5,900)  Peets Coffee & Tea, Inc. *                                                      (180,599)
                                                                                       --------------
             COMMERCIAL SERVICES ((0.87)%)
    (9,700)  CoStar Group, Inc. *                                                            (453,184)
    (9,900)  Weight Watchers International, Inc. *                                           (510,642)
                                                                                       --------------
                                                                                             (963,826)
                                                                                       --------------
             COMPUTER SERVICES ((0.69)%)
    (6,600)  Cognizant Technology Solutions Corp. *                                          (307,494)
   (12,900)  Factset Research Systems, Inc. *                                                (454,596)
                                                                                       --------------
                                                                                             (762,090)
                                                                                       --------------
             COMPUTERS - INTEGRATED SYSTEMS ((0.28)%)
   (11,800)  Maxwell Technologies, Inc. *                                                    (166,616)

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             COMPUTERS - INTEGRATED SYSTEMS (CONTINUED)
    (5,900)  National Instruments Corp. *                                              $     (145,376)
                                                                                       --------------
                                                                                             (311,992)
                                                                                       --------------
             CONSULTING SERVICES ((0.32)%)
   (13,200)  Huron Consulting Group, Inc. *                                                  (354,024)
                                                                                       --------------
             CONSUMER PRODUCTS - MISCELLANEOUS ((1.20)%)
   (32,200)  Jarden Corp. *                                                                (1,322,454)
                                                                                       --------------
             COSMETICS & TOILETRIES ((0.11)%)
    (5,900)  Inter Parfums, Inc. *                                                           (116,171)
                                                                                       --------------
             DISTRIBUTION/WHOLESALE ((1.35)%)
   (32,200)  Beacon Roofing Supply, Inc. *                                                 (1,051,974)
   (32,900)  BlueLinx Holdings, Inc. *                                                       (442,176)
                                                                                       --------------
                                                                                           (1,494,150)
                                                                                       --------------
             DIVERSIFIED MANUFACTURING OPERATIONS ((0.76)%)
    (6,400)  Cooper Industries, Ltd. *                                                       (442,496)
    (9,700)  Trinity Industries, Inc. *                                                      (392,753)
                                                                                       --------------
                                                                                             (835,249)
                                                                                       --------------
             DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.65)%)
   (26,300)  Viad Corp. *                                                                    (719,305)
                                                                                       --------------
             E-COMMERCE/PRODUCTS ((0.01)%)
    (6,400)  Odimo, Inc. *                                                                     (9,471)
                                                                                       --------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.10)%)
   (25,800)  Amkor Technology, Inc. *                                                        (112,488)
                                                                                       --------------
             ELECTRONIC FORMS ((0.04)%)
    (3,300)  Convera Corp. - Cl A *                                                           (46,530)
                                                                                       --------------
             ENERGY - ALTERNATIVE SOURCES ((0.20)%)
   (32,200)  Plug Power, Inc. *                                                              (218,960)
                                                                                       --------------
             ENTERPRISE SOFTWARE/SERVICES ((0.73)%)
    (6,600)  BMC Software, Inc. *                                                            (139,260)
    (9,700)  Manugistics Group, Inc. *                                                        (19,206)
   (35,400)  Ultimate Software Group, Inc. *                                                 (652,068)
                                                                                       --------------
                                                                                             (810,534)
                                                                                       --------------
             FOOTWEAR & RELATED APPAREL ((0.36)%)
   (16,600)  Deckers Outdoor Corp. *                                                         (399,396)
                                                                                       --------------
             MEDICAL - BIOMEDICAL/GENETICS ((0.51)%)
   (16,600)  Medimmune, Inc. *                                                               (558,590)
                                                                                       --------------
             MEDICAL - DRUGS (0.00%)
      (100)  Collagenex Pharmaceuticals, Inc *                                                   (992)
                                                                                       --------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             MEDICAL - HOSPITALS ((0.38)%)
   (16,100)  Symbion, Inc. *                                                           $     (416,507)
                                                                                       --------------
             MEDICAL - IMAGING SYSTEMS ((0.45)%)
   (22,500)  Vital Images, Inc. *                                                            (500,850)
                                                                                       --------------
             MEDICAL INFORMATION SYSTEMS ((0.71)%)
   (11,800)  Allscripts Healthcare Solutions, Inc. *                                         (212,636)
   (32,200)  Eclipsys Corp. *                                                                (574,448)
                                                                                       --------------
                                                                                             (787,084)
                                                                                       --------------
             MEDICAL INSTRUMENTS ((0.40)%)
   (11,800)  Animas Corp. *                                                                  (185,260)
    (6,400)  ArthroCare Corp. *                                                              (257,408)
                                                                                       --------------
                                                                                             (442,668)
                                                                                       --------------
             MEDICAL PRODUCTS ((0.13)%)
    (5,900)  Viasys Healthcare, Inc. *                                                       (147,441)
                                                                                       --------------
             NETWORKING PRODUCTS ((0.17)%)
   (14,800)  Foundry Networks, Inc. *                                                        (187,960)
                                                                                       --------------
             PAPER & RELATED PRODUCTS ((0.12)%)
   (12,900)  Smurfit-Stone Container Corp. *                                                 (133,644)
                                                                                       --------------
             PATIENT MONITORING EQUIPMENT ((0.22)%)
    (9,900)  Somanetics Corp. *                                                              (247,500)
                                                                                       --------------
             RADIO ((0.26)%)
   (12,900)  Emmis Communications Corp. - Class A *                                          (285,090)
                                                                                       --------------
             RECREATIONAL VEHICLES ((0.11)%)
    (5,900)  Arctic Cat, Inc. *                                                              (121,186)
                                                                                       --------------
             REITS - OFFICE PROPERTY ((0.09)%)
    (3,200)  Highwoods Properties, Inc. *                                                     (94,432)
                                                                                       --------------
             RETAIL - APPAREL/SHOE ((0.94)%)
   (33,100)  Charlotte Russe Holding, Inc. *                                                 (440,892)
   (16,100)  Chico's FAS, Inc. *                                                             (592,480)
                                                                                       --------------
                                                                                           (1,033,372)
                                                                                       --------------
             RETAIL - CATALOG SHOPPING ((1.28)%)
   (55,900)  Coldwater Creek, Inc. *                                                       (1,409,798)
                                                                                       --------------
             RETAIL - DISCOUNT ((0.26)%)
   (13,200)  Citi Trends, Inc. *                                                             (288,156)
                                                                                       --------------
             RETAIL - FABRIC STORE ((0.04)%)
    (6,600)  Hancock Fabrics, Inc., DE *                                                      (44,418)
                                                                                       --------------
             RETAIL - LEISURE PRODUCTS ((0.20)%)
   (14,800)  West Marine, Inc. *                                                             (218,744)
                                                                                       --------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             RETAIL - MAIL ORDER ((0.08)%)
    (6,600)  Sharper Image Corp. *                                                     $      (83,160)
                                                                                       --------------
             RETAIL - MAJOR DEPARTMENT STORES ((1.09)%)
    (9,700)  Sears Holdings Corp. *                                                        (1,206,971)
                                                                                       --------------
             RETAIL - RESTAURANTS ((1.30)%)
   (19,300)  BJ's Restaurants, Inc. *                                                        (394,299)
   (16,100)  Buffalo Wild Wings, Inc. *                                                      (426,650)
   (29,000)  McCormick & Schmick's Seafood Restaurants, Inc. *                               (612,480)
                                                                                       --------------
                                                                                           (1,433,429)
                                                                                       --------------
             RETAIL - SPORTING GOODS ((0.29)%)
    (9,900)  Zumiez, Inc. *                                                                  (323,037)
                                                                                       --------------
             SCHOOLS ((0.35)%)
   (29,000)  Learning Tree International, Inc. *                                             (382,800)
                                                                                       --------------
             SUPERCONDUCTOR PRODUCTS & SYSTEMS ((0.31)%)
   (32,900)  American Superconductor Corp. *                                                 (340,186)
                                                                                       --------------
             TELECOMMUNICATIONS EQUIPMENT ((0.01)%)
    (1,600)  NMS Communications Corp. *                                                        (5,920)
                                                                                       --------------
             WATER TREATMENT SYSTEMS ((0.20)%)
   (12,900)  Nalco Holding Co. *                                                             (217,623)
                                                                                       --------------
             WIRELESS EQUIPMENT ((0.15)%)
   (41,600)  Vyyo, Inc. *                                                                    (160,992)
                                                                                       --------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(19,146,537))              (22,018,124)
                                                                                       --------------
             SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(19,146,537))                  (22,018,124)
                                                                                       --------------
  TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 78.87%         87,022,401
                                                                                       --------------
  OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 21.13%                                    23,319,294
                                                                                       --------------
  TOTAL NET ASSETS -- 100.00%                                                          $  110,341,695
                                                                                       ==============

*     Non-income producing security.

(a) Partially or wholly held ($ 16,930,095 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

                                                                   SEPTEMBER 30, 2005
INVESTMENTS IN SECURITIES - BY INDUSTRY                       PERCENTAGE OF NET ASSETS (%)
---------------------------------------                       ----------------------------
AIRLINES                                                                  (0.10)%
ALTERNATIVE WASTE TECH                                                    (0.17)
APPAREL MANUFACTURERS                                                     (1.24)
APPLICATIONS SOFTWARE                                                      3.11
BATTERIES/BATTERY SYSTEM                                                   1.26
BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS                           1.00
BUILDING - MOBILE HOME / MANUFACTURED HOUSE                               (0.41)
CELLULAR TELECOMMUNICATIONS                                               (0.15)
CIRCUIT BOARDS                                                             3.02
COFFEE                                                                    (0.16)
COMMERICAL SERVICES                                                       (0.87)
COMMERCIAL SERVICES - FINANCE                                              0.35
COMPUTER SERVICES                                                         (0.25)
COMPUTERS - INTEGRATED SYSTEMS                                            (0.28)
CONSULTING SERVICES                                                       (0.32)
CONSUMER PRODUCTS - MISCELLANEOUS                                         (0.16)
COSMETICS & TOILETRIES                                                     0.16
DATA PROCESSING/MANAGEMENT                                                 0.32
DISTRIBUTION/WHOLESALE                                                     5.50
DIVERSIFIED MANUFACTURING OPERATIONS                                      (0.25)
DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES                              (0.65)
DRUG DELIVERY SYSTEMS                                                      0.20
E-COMMERCE/PRODUCTS                                                       (0.01)
ELECTRONIC COMPONENTS - MISCELLANEOUS                                      7.78
ELECTRONIC COMPONENTS - SEMICONDUCTORS                                    (0.10)
ELECTRONIC FORMS                                                          (0.04)
ENERGY - ALTERNATIVE SOURCES                                              (0.20)
ENTERPRISE SOFTWARE/SERVICES                                               3.11
FOOD - MISCELLANEOUS/DIVERSIFIED                                           2.53
FOOTWEAR & RELATED APPAREL                                                (0.36)
HEALTHCARE SAFETY DEVICE                                                   0.57
HOME FURNISHINGS                                                           1.33
INTERNET APPLICATIONS SOFTWARE                                             0.01
INTERNET SECURITY                                                          3.04
MACHINERY - GENERAL INDUSTRY                                               0.71
MEDICAL - BIOMEDICAL/GENETICS                                             (0.18)
MEDICAL - DRUGS                                                            1.73
MEDICAL - HOSPITALS                                                       (0.38)
MEDICAL - IMAGING SYSTEMS                                                 (0.45)
MEDICAL INFORMATION SYSTEMS                                               (0.71)
MEDICAL INSTRUMENTS                                                        4.66
MEDICAL LABS & TESTING SERVICES                                            1.87
MEDICAL PRODUCTS                                                           6.37
NETWORKING PRODUCTS                                                        1.59
OFFICE AUTOMATION & EQUIPMENT                                              3.04
PAPER & RELATED PRODUCTS                                                  (0.12)
PATIENT MONITORING EQUIPMENT                                              (0.22)
POWER CONVERSION/SUPPLY EQUIPMENT                                          0.39

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

PUBLISHING - BOOKS                                                       1.99
RADIO                                                                   (0.26)
RECREATIONAL VEHICLES                                                   (0.11)
REITS - OFFICE PROPERTY                                                 (0.09)
RESPIRATORY PRODUCTS                                                     6.28
RETAIL - APPAREL/SHOE                                                    9.08
RETIAL - CATALOG SHOPPING                                               (1.28)
RETAIL - DISCOUNT                                                        3.21
RETAIL - FABRIC STORE                                                    0.99
RETAIL - LEISURE PRODUCTS                                               (0.20)
RETAIL - MAIL ORDER                                                     (0.08)
RETAIL - MAJOR DEPARTMENT STORES                                        (1.09)
RETAIL - MUSIC STORE                                                     1.65
RETAIL - REGIONAL DEPARTMENT STORES                                      2.42
RETAIL - RESTAURANTS                                                    (1.30)
RETAIL - SPORTING GOODS                                                  1.66
SCHOOLS                                                                 (0.35)
SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS                           0.78
SUPERCONDUCTOR PRODUCTS & SYSTEMS                                       (0.31)
TELECOMMUNICATIONS EQUIPMENT                                             4.39
VITAMINS & NUTRITION PRODUCTS                                            2.13
WATER TREATMENT SYSTEMS                                                 (0.20)
WIRELESS EQUIPMENT                                                       3.69


                                                                              12
ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Sequoia Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date                       November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.